Shareholder Report, Holdings (Details) - C000237224	Apr. 30, 2025
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.50%
AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	4.90%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.00%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	87.10%